Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
26	CASH AND CASH EQUIVALENTS
The weighted average effective interest rate on bank deposits was 1.55% per annum for the year ended December 31, 2018 (2017: 2.18% per annum, 2016: 1.36% per annum).